                                OPPENHEIMER LIMITED TERM GOVERNMENT FUND
                                      Supplement dated April 30, 2002 to the
                            Statement of Additional Information dated January 28, 2002

The Statement of Additional Information is changed as follows:

1.       This supplement replaces the supplements dated March 18, 2002 and March 20, 2002.

2.  The   biographical   information   for  John  S.   Kowalik,   Leslie   Falconio   and  Gina   Palmieri   as  it
currently appears on pages 23 and 24 is deleted and replaced with the following:

Angelo Manioudakis, Vice President and Portfolio Manager, Age: 35.
498 Seventh Avenue, New York, New York 10018
Senior Vice  President of the Manager  (since April 2002);  an officer and portfolio  manager of other  Oppenheimer funds;  formerly  Executive  Director and portfolio manager for Miller,  Anderson & Sherrerd,  a division of Morgan
Stanley Investment Management (August 1993-April 2002).

3.       Delete the Appendix captioned "Industry Classifications" and replace it with the following:

                                                    APPENDIX B

                                             INDUSTRY CLASSIFICATIONS

                       Aerospace & Defense               Household Durables
                       Air Freight & Couriers            Household Products
                       Airlines                          Industrial Conglomerates
                       Auto Components                   Insurance
                       Automobiles                       Internet & Catalog Retail
                       Banks                             Internet Software & Services
                       Beverages                         Information Technology Consulting & Services
                       Biotechnology                     Leisure Equipment & Products
                       Building Products                 Machinery
                       Chemicals                         Marine
                       Commercial Services               Media
&                           Supplies
                                                         Metals & Mining
Communications
Equipment
                      Computers & Peripherals            Multiline Retail
                      Construction                       Multi-Utilities
&                                         Engineering
                      Construction Materials             Office Electronics
                      Containers & Packaging             Oil & Gas
                      Distributors                       Paper & Forest Products
                      Diversified Financials             Personal Products
                                                         Pharmaceuticals
Diversified
Telecommunication
Services
                      Electric Utilities                 Real Estate
                      Electrical Equipment               Road & Rail
                      Electronic Equipment               Semiconductor Equipment & Products
&                           Instruments
                      Energy Equipment                   Software
&                                Services
                      Food & Drug Retailing              Specialty Retail
                      Food Products                      Textiles & Apparel
                      Gas Utilities                      Tobacco
                      Health Care Equipment              Trading Companies & Distributors
&                        Supplies
                      Health Care Providers              Transportation Infrastructure
&                          Services
                      Hotels Restaurants                 Water Utilities
&                               Leisure
                                                         Wireless Telecommunication Services

April 30, 2002                                                                                      PX0855.012